Portfolio of Investments
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.9%
Issuer	Shares	Value ($)
Communication Services 3.3%
Media 1.7%
iHeartMedia, Inc., Class A(a)	96,778	1,832,008
Wireless Telecommunication Services 1.6%
Telephone and Data Systems, Inc.	88,747	1,675,543
Total Communication Services		3,507,551
Consumer Discretionary 7.8%
Auto Components 1.0%
Motorcar Parts of America, Inc.(a)	56,420	1,005,968
Hotels, Restaurants & Leisure 4.3%
Penn National Gaming, Inc.(a)	17,536	743,877
Six Flags Entertainment Corp.(a)	40,195	1,748,483
Texas Roadhouse, Inc.	25,239	2,113,261
Total		4,605,621
Household Durables 1.1%
KB Home	35,494	1,149,296
Textiles, Apparel & Luxury Goods 1.4%
Kontoor Brands, Inc.	37,022	1,530,860
Total Consumer Discretionary		8,291,745
Consumer Staples 1.7%
Food Products 1.7%
Nomad Foods Ltd.(a)	79,968	1,805,677
Total Consumer Staples		1,805,677
Energy 5.8%
Energy Equipment & Services 2.8%
Patterson-UTI Energy, Inc.	190,199	2,944,281
Oil, Gas & Consumable Fuels 3.0%
Devon Energy Corp.	54,634	3,230,508
Total Energy		6,174,789
Financials 25.3%
Banks 11.6%
First Hawaiian, Inc.	71,929	2,006,100
Huntington Bancshares, Inc.	136,580	1,996,800
OceanFirst Financial Corp.	68,755	1,381,975
Pacific Premier Bancorp, Inc.	84,030	2,970,460
Common Stocks (continued)
Issuer	Shares	Value ($)
Popular, Inc.	29,618	2,420,975
Stock Yards Bancorp, Inc.	31,733	1,678,676
Total		12,454,986
Consumer Finance 0.8%
PROG Holdings, Inc.(a)	29,618	852,110
Insurance 6.1%
CNO Financial Group, Inc.	72,987	1,831,244
Hanover Insurance Group, Inc. (The)	16,876	2,523,299
Lincoln National Corp.	33,108	2,163,939
Total		6,518,482
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Ladder Capital Corp., Class A	70,273	834,141
Thrifts & Mortgage Finance 6.0%
Axos Financial, Inc.(a)	73,369	3,403,588
Radian Group, Inc.	134,721	2,992,153
Total		6,395,741
Total Financials		27,055,460
Health Care 7.3%
Biotechnology 0.4%
Ligand Pharmaceuticals, Inc.(a)	3,702	416,438
Health Care Equipment & Supplies 3.5%
CONMED Corp.	13,751	2,042,711
LivaNova PLC(a)	21,156	1,731,196
Total		3,773,907
Health Care Providers & Services 0.9%
LHC Group, Inc.(a)	5,818	980,915
Life Sciences Tools & Services 2.5%
Syneos Health, Inc.(a)	32,791	2,654,431
Total Health Care		7,825,691
Industrials 15.3%
Aerospace & Defense 1.7%
Curtiss-Wright Corp.	11,898	1,786,604
Airlines 1.0%
Spirit Airlines, Inc.(a)	48,658	1,064,150
Columbia Variable Portfolio – Select Small Cap Value Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.9%
Zurn Water Solutions Corp.	56,768	2,009,587
Commercial Services & Supplies 1.8%
Waste Connections, Inc.	14,068	1,965,300
Electrical Equipment 2.7%
Bloom Energy Corp., Class A(a)	42,700	1,031,205
Regal Rexnord Corp.	12,657	1,883,108
Total		2,914,313
Machinery 2.4%
ITT, Inc.	20,098	1,511,570
Kennametal, Inc.	38,080	1,089,469
Total		2,601,039
Professional Services 1.6%
CACI International, Inc., Class A(a)	5,487	1,653,014
Road & Rail 2.2%
Knight-Swift Transportation Holdings, Inc.	46,902	2,366,675
Total Industrials		16,360,682
Information Technology 9.9%
Communications Equipment 5.0%
Extreme Networks, Inc.(a)	263,400	3,216,114
Viavi Solutions, Inc.(a)	132,200	2,125,776
Total		5,341,890
IT Services 0.9%
EPAM Systems, Inc.(a)	3,175	941,737
Semiconductors & Semiconductor Equipment 4.0%
Kulicke & Soffa Industries, Inc.	34,577	1,937,003
MACOM Technology Solutions Holdings, Inc.(a)	40,000	2,394,800
Total		4,331,803
Total Information Technology		10,615,430
Materials 7.7%
Chemicals 1.8%
Minerals Technologies, Inc.	28,531	1,887,326
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 2.0%
Summit Materials, Inc., Class A(a)	69,565	2,160,689
Containers & Packaging 1.8%
O-I Glass, Inc.(a)	142,884	1,883,211
Metals & Mining 2.1%
Allegheny Technologies, Inc.(a)	84,622	2,271,254
Total Materials		8,202,480
Real Estate 9.1%
Equity Real Estate Investment Trusts (REITS) 9.1%
Apple Hospitality REIT, Inc.	130,000	2,336,100
First Industrial Realty Trust, Inc.	31,733	1,964,590
Gaming and Leisure Properties, Inc.	37,990	1,782,871
Outfront Media, Inc.	90,000	2,558,700
Physicians Realty Trust	63,467	1,113,211
Total		9,755,472
Total Real Estate		9,755,472
Utilities 1.7%
Electric Utilities 1.7%
Portland General Electric Co.	32,897	1,814,270
Total Utilities		1,814,270
Total Common Stocks (Cost $71,460,331)		101,409,247

Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	5,525,322	5,523,112
Total Money Market Funds (Cost $5,523,656)		5,523,112
Total Investments in Securities (Cost: $76,983,987)		106,932,359
Other Assets & Liabilities, Net		(91,754)
Net Assets		106,840,605

2	Columbia Variable Portfolio – Select Small Cap Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	2,079,185	5,632,848	(2,188,447)	(474)	5,523,112	(182)	1,472	5,525,322
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Small Cap Value Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7022_12_A01_(05/22)